Annual Total Returns[BarChart] - Invesco SP 500 Downside Hedged ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.06%	5.04%	(9.49%)	(0.37%)	15.80%	(2.39%)	8.47%	18.61%